Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	BNY Dreyfus Treasury Securities Cash Management
Entity Central Index Key	0000843781
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000260907 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Token-Enabled Shares
Trading Symbol	TKNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1],[2]
Material Change Date	Feb. 02, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on February 2, 2026, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt of its fees and/or assume the direct expenses of the Token-Enabled shares of the Fund so that the direct expenses of such Fund’s Token-Enabled shares (excluding taxes, brokerage commissions, and extraordinary expenses) do not exceed .18% of the value of the Token-Enabled shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. This expense limit is voluntary, not contractual, and may be terminated by the Adviser at any time.
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Material Fund Change Expenses [Text Block]
Effective on February 2, 2026, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt of its fees and/or assume the direct expenses of the Token-Enabled shares of the Fund so that the direct expenses of such Fund’s Token-Enabled shares (excluding taxes, brokerage commissions, and extraordinary expenses) do not exceed .18% of the value of the Token-Enabled shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. This expense limit is voluntary, not contractual, and may be terminated by the Adviser at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000223305 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Service Shares
Trading Symbol	DTHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$48	0.97%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 48	[3]
Expense Ratio, Percent	0.97%	[3],[4]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000223306 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Wealth Shares
Trading Symbol	DTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 22	[5]
Expense Ratio, Percent	0.44%	[5],[6]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000258 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$28	0.57%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000257 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DARXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[9]
Expense Ratio, Percent	0.28%	[9],[10]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000256 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[11]
Expense Ratio, Percent	0.42%	[11],[12]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000255 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Treasury Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[13]
Expense Ratio, Percent	0.18%	[13],[14]
Material Change Date	May 29, 2026
Net Assets	$ 73,636,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/26 )
Fund Size (Millions)	Number of Holdings
$73,636	69

Holdings [Text Block]	Portfolio Holdings (as of 7/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund and it’s registered investment company changed their name from Dreyfus Treasury Securities Cash Management to BNY Dreyfus Treasury Securities Cash Management.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 1, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.
[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.